Schedule of Insurance Receivables Against Property and Business Interruption Insurance Policies (Detail) - Tunisia - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Unusual or Infrequent Item [Line Items]
Balance, beginning of period	$ 6,261
Change in estimated losses	(1,617)
Business interruption	2,274	$ 1,300
Claim payments	$ (6,918)
Balance, end of period		$ 6,261